PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Leasehold building	2,948	2,948	2,293
Leasehold improvements	910	1,008	784
Plant and machinery	4,380	2,127	1,654
Equipment, furniture and fittings	2,883	2,311	1,797
Motor vehicles	-	161	125
Subtotal	11,121	8,555	6,653
Less: accumulated depreciation	(7,063)	(4,820)	(3,748)
Property, plant and equipment, net	4,058	3,735	2,905